Impairment and onerous contracts - Ferrous Minerals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment and onerous contracts
Discount rate on cash flows	5.93%
Impairment and disposal of non-current assets	$ 2,243	$ 5,074	$ 899
Simoes Filho plant
Impairment and onerous contracts
Impairment and disposal of non-current assets	76
Carrying amount for CGU	$ 75
Ferrous minerals
Impairment and onerous contracts
Discount rate on cash flows	5.60%	6.30%
Goodwill	$ 1,373